Note 15 - Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2014			December 31, 2013
Description	Long-term	Current portion	Total	Long-term	Current portion	Total
Piraeus Bank A.E.	$-	$32,525	$32,525	$-	$32,525	$32,525
Portigon AG	-	24,215	24,215	-	24,781	24,781
Mojave Finance Inc	-	3,000	3,000	-	3,000	3,000
Natixis	7,707	4,598	12,305	-	-	-
Ending Balance	$7,707	$64,338	$72,045	$-	$60,306	$60,306

Schedule of Interest and Finance Expense [Table Text Block]
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2014	2013	2012

Interest expense	$10,684	$6,952	$8,125
Amortization of deferred charges	159	460	5,624
Amortization of the beneficial conversion feature and warrant	258	264	71,561
Hanover Holdings I LLC commission	(9,739)	31,982	-
Other interest and finance expenses, net	4,552	23,012	1,239
	$5,914	$62,670	$86,549